Off-Balance Sheet Items	12 Months Ended
Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Off-Balance Sheet Items

NOTE 48. OFF-BALANCE SHEET ITEMS
In the normal course of business and in order to meet customers’ financing needs, off-balance sheet transactions are performed. These instruments expose the Group to the credit risk, in addition to loans recognized in assets. These financial instruments include credit lending commitments, letters of credit reserve, guarantees granted and acceptances.
The same credit policies for agreed credits, guarantees and loan granting are used. Outstanding commitments and guarantees do not represent an unusually high credit risk.
Agreed Credits
They are commitments to grant loans to a customer in a future date, subject to compliance with certain contractual agreements that usually have fixed maturity dates or other termination clauses and may require a fee payment.
Commitments are expected to expire without resorting to them. The total amounts of agreed commitments do not necessarily represent future cash requirements. Each customer’s solvency is assessed case by case.
Guarantees Granted
The issuing bank commits to reimbursing the loss to the beneficiary if the secured debtor does not comply with its obligation upon maturity.
Export and Import Documentary Credits
They are conditional commitments issued by the Group to secure a customer’s compliance towards a third party.
Responsibilities for Foreign Trade Transactions
They are conditional commitments for foreign trade transactions.
Our exposure to credit loss upon the other party’s default in the financial instrument is represented by the contractual notional amount of the same investments.
The credit exposure for these transactions is detailed below.

	12.31.24	12.31.23
Agreed Credits	1,074,772,568	535,330,124
Documentary Export and Import Credits	122,192,456	39,797,296
Guarantees Granted	921,976,047	833,054,835
Liabilities for Foreign Trade Operations	74,062,851	39,884,227
The expected credit loss related to the items mentioned above as of the indicated dates were as follows:

	12.31.24	12.31.23
For Agreed Credits	971,628	386,184
For Documentary Export and Import Credits	2,078,499	59,532
For Guarantees Granted	13,567,486	2,998,996
For Liabilities for Foreign Trade Operations	571,978	106,901
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.24	12.31.23
For Agreed Credits	2,385,476	606,565
For Documentary Export and Import Credits	2,494,531	1,448,202
For Guarantees Granted	4,625,901	3,940,261
The credit risk of these instruments is essentially the same as that involved in lending credit facilities to customers.
To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.24	12.31.23
Other Preferred Guarantees Received	26,407,391	37,051,033
Other Guarantees Received	—	25,606,866
Additionally, checks to be debited and credited, as well as other elements in the collection process, such as, notes, invoices, and miscellaneous items, are recorded in memorandum accounts until the related instrument is approved or accepted.
The risk of loss in these offsetting transactions is not significant.

	12.31.24	12.31.23
Values to be Debited	263,244,959	170,747,872
Values to be Credited	244,610,277	161,700,972
Values for Collection	1,463,581,534	1,142,081,953
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.24	12.31.23
Trust Funds	22,836,175	40,035,484
Securities Held in Escrow	43,772,195,927	37,434,596,185
These trusts are not included in the consolidation since the Group does not exert control on them.